Commitments - Operating lease commitments and Capital commitments (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	€ 9,694	€ 9,429
Future minimum sublease payments expected to be received under non-cancellable subleases	859	584
Capital commitments from company and subsidiaries	2,630	2,052
Capital commitments from share of joint operations	76	88
Contracts placed for future capital expenditure not provided in the financial statements	2,706	2,140
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	2,686	2,522
In more than one year but less than two years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	1,633	1,487
In more than two years but less than three years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	1,155	1,136
In more than three years but less than four years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	903	882
In more than four years but less than five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	717	709
In more than five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	€ 2,600	€ 2,693